Related party transactions (Detail) $ in Thousands		3 Months Ended		6 Months Ended
	Jul. 05, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Nov. 30, 2021 USD ($)	May 31, 2019 USD ($)	May 31, 2019 CAD ($)
Transactions with Third Party [Line Items]
Collateral shortfall trigger, as percent of market value of shares (percent)		50.00%		50.00%
Non-controlling interests		$ 1,650,063,000		$ 1,650,063,000		$ 1,616,792,000
AQN's investment carrying amount for the entities		388,516,000		388,516,000		$ 381,802,000
AY Holdco
Transactions with Third Party [Line Items]
AQN's investment carrying amount for the entities							$ 39,376,000
Equity Method Investee
Transactions with Third Party [Line Items]
Reimbursement of incurred costs		12,773,000	$ 26,547,000	42,074,000	$ 33,960,000
Equity Method Investee | Liberty Development JV Inc
Transactions with Third Party [Line Items]
Development fees		0	0	0	0
Equity Method Investee | Liberty Development JV Inc | Subsequent Event
Transactions with Third Party [Line Items]
Noninterest bearing loan	$ 35,000,000
Equity Method Investee | Liberty Development Energy Solutions
Transactions with Third Party [Line Items]
Net earnings attributable to NCI		6,348,000	3,086,000	12,399,000	5,661,000
Distribution to redeemable non-controlling interest		6,302,000	2,820,000	12,300,000	5,404,000
Equity Method Investee | Liberty Development Energy Solutions | Senior Secured Utility Bonds
Transactions with Third Party [Line Items]
Line of credit facility, maximum borrowing capacity		306,500,000		306,500,000
Joint Venture | Liberty Development JV Inc | Subsequent Event
Transactions with Third Party [Line Items]
Proceeds from equity	$ 17,500,000
Related Party
Transactions with Third Party [Line Items]
Distribution from interest in noncontrolling interest		$ 4,921,000	$ 5,534,000	$ 10,979,000	$ 12,956,000
Related Party | Atlantica Yield Energy Solutions Canada Inc. (b)
Transactions with Third Party [Line Items]
Non-controlling interests								$ 96,752,000	$ 130,103